As filed with the Securities and Exchange Commission on May 14, 2018

Commission File No. 002-85378
Commission File No. 811-03462

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 93

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 93

Meeder Funds

(Exact Name of Registrant as Specified in Charter)

P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017

(Address of Principal Executive Offices-Zip Code)

Registrant's Telephone Number, including Area Code: (614) 766-7000

Robert S. Meeder, Jr., President – Meeder Asset Management, Inc.

P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box).

/XXX/  immediately upon filing pursuant to paragraph (b) of Rule 485.

/____/  on [date] pursuant to paragraph (b) of Rule 485.

/____/  60 days after filing pursuant to paragraph (a)(1).

/____/  on (date) pursuant to paragraph (a)(1).

/____/  75 days after filing pursuant to paragraph (a)(2).

/____/  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/____/  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 93 the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 91 filed April 30, 2018 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 93 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dublin, and the State of Ohio on the 11th day of May, 2018.

MEEDER FUNDS

By:	/s/ Dale W. Smith
Dale W. Smith, Vice President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 93 to the Registration Statement has been signed below by the following persons in the capacities and on the 19th day of January, 2018.

SIGNATURE	TITLE

Robert S. Meeder, Jr.*	President and Trustee
Robert S. Meeder, Jr.

/s/ Bruce E. McKibben	Treasurer, Principal Financial Officer and Principal Accounting Officer
Bruce E. McKibben

Stuart M. Allen*	Trustee
Stuart M. Allen

Anthony V. D’Angelo*	Trustee
Anthony V. D’Angelo
Jeffrey R. Provence*	Trustee
Jeffrey R. Provence

*By:	/s/ Dale W. Smith
Dale W. Smith
Executed by Dale W. Smith on behalf
of those indicated pursuant to Powers of Attorney